Goodwill and Other Intangible Assets (Details 8) (USD $) In Millions	3 Months Ended
Mar. 31, 2011
Core Deposit Intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	$ 284
2011	240
2012	195
2013	100
2014	25
Other intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	142
2011	135
2012	128
2013	111
2014	94
Total Other Intangible Assets [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	826
2011	738
2012	642
2013	426
2014	240
Purchased Credit Card Relationships [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	294
2011	254
2012	213
2013	110
2014	24
Other credit card- related intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	106
2011	109
2012	106
2013	105
2014	$ 97